Other Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Other Subsequent Events
Other Subsequent Events

Second Quarter Dividend Declaration

On May 2, 2013, the board of directors of Piedmont declared dividends for the second quarter of 2013 in the amount of $0.20 per common share outstanding to stockholders of record as of the close of business on May 31, 2013. Such dividends are to be paid on June 21, 2013.

Sale of the 1200 Enclave Building

On May 1, 2013, Piedmont closed on the sale of the 1200 Enclave Parkway building in Houston, Texas, for approximately $48.8 million with an unrelated, third-party purchaser. The building, which was purchased by Piedmont in March 2011, contains approximately 150,000 square feet and is approximately 100% leased. Further, Piedmont was engaged by the purchaser to manage the property for a five-year term at a market-based fee.

Final Approval of Litigation Settlement Agreements

Following notice to the classes, the litigation settlement agreements were granted final approval by the court on April 18, 2013. See Note 9 for further detail.

Additional Interest Rate Derivative Agreements

During April 2013, Piedmont entered into four additional forward starting swaps with a total notional value of $390 million to hedge the risk of changes in the interest-related cash flows associated with the potential incurrence of long-term debt.